UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08928
                                   ---------------------

                            HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      452 FIFTH AVENUE, NEW YORK, NY 10018
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

     CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)   VALUE ($)
                                                         ----------   ----------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 41.0%
Federal Home Loan Mortgage Corp. - 5.7%
  Pool #G12317, 5.50%, 8/1/21                             1,102,335    1,128,315
  Pool #C00368, 8.50%, 10/1/24                               25,413       28,172
  Pool #D62926, 6.50%, 8/1/25                                19,560       20,537
  Pool #C80387, 6.50%, 4/1/26                                26,974       28,324
  Pool #C00922, 8.00%, 2/1/30                               162,805      177,114
  Pool #C54447, 7.00%, 7/1/31                                32,666       34,770
  Pool #G01317, 7.00%, 10/1/31                              132,425      140,955
  Pool #C60712, 6.50%, 11/1/31                              525,840      549,579
  Pool #847557, 6.28%, 7/1/34 (a)(b)                        889,206      906,492
  Pool #1B2655, 6.18%, 12/1/34 (a)(b)                       710,014      716,239
  Pool #1J1313, 6.40%, 6/1/36 (a)                         1,374,699    1,411,359
  Pool #G02981, 6.00%, 6/1/37                             1,147,831    1,177,018
                                                                      ----------
                                                                       6,318,874
                                                                      ----------
Federal National Mortgage Association - 21.3%
  Pool #398958, 6.50%, 10/1/12                               49,396       51,658
  Pool #781922, 5.00%, 2/1/21                             2,260,889    2,292,014
  Pool #329655, 7.00%, 11/1/25                               38,446       41,069
  Pool #329530, 7.00%, 12/1/25                               80,749       86,259
  Pool #535332, 8.50%, 4/1/30                                38,187       42,163
  Pool #548965, 8.50%, 7/1/30                                43,719       48,285
  Pool #535440, 8.50%, 8/1/30                                43,051       47,546
  Pool #253438, 8.50%, 9/1/30                                36,633       40,459
  Pool #568486, 7.00%, 1/1/31                                38,793       41,463
  Pool #573752, 8.50%, 2/1/31                                32,155       35,513
  Pool #575328, 6.50%, 4/1/31                                49,205       51,375
  Pool #356905, 7.14%, 10/1/36 (a)                          165,327      169,632
  Pool #922090, 5.91%, 3/1/37 (a)                         1,963,386    2,018,686
  Pool #256723, 6.50%, 5/1/37                             1,124,188    1,167,089
TBA February
  5.00%, 2/15/37                                          1,000,000      995,625
  5.50%, 2/15/37                                         11,360,000   11,509,100
  6.00%, 2/15/37                                          4,800,000    4,924,502
                                                                      ----------
                                                                      23,562,438
                                                                      ----------
Government National Mortgage Association - 1.2%
  Pool #346406, 7.50%, 2/15/23                               44,775       48,312
  Pool #412530, 7.50%, 12/15/25                              71,227       76,957
  Pool #781300, 7.00%, 6/15/31                              126,429      135,428
  TBA February, 6.00%, 2/15/37                            1,080,000    1,115,100
                                                                      ----------
                                                                       1,375,797
                                                                      ----------
U.S. Treasury Notes - 12.8%
  4.75%, 2/28/09                                          1,750,000    1,798,125
  3.88%, 5/15/09                                          1,500,000    1,532,226
  3.13%, 11/30/09                                         1,500,000    1,525,664
  4.75%, 1/31/12                                          1,480,000    1,600,365
  4.13%, 8/31/12                                          2,270,000    2,401,413
  3.63%, 12/31/12                                           425,000      440,838
  4.75%, 8/15/17                                          1,445,000    1,573,018
  4.25%, 11/15/17                                         2,685,000    2,819,669
  6.38%, 8/15/27                                            350,000      442,394
                                                                      ----------
                                                                      14,133,712
                                                                      ----------

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $44,612,074)                                                    45,390,821
                                                                      ----------
CORPORATE OBLIGATIONS - 32.8%
AGRICULTURAL CHEMICALS - 0.6%
Cargill, Inc., 5.60%, 9/15/12                               600,000      616,862
                                                                      ----------
                                                                         616,862
                                                                      ----------
AUTO MANUFACTURERS - 0.4%
General Motors, 8.25%, 7/15/23                              550,000      440,000
                                                                      ----------
                                                                         440,000
                                                                      ----------
BANKING - 3.3%
American Express Centurion Bank,
  5.95%, 6/12/17                                            700,000      710,373
Wachovia Corp., 5.75%, 2/1/18                               650,000      651,464
Washington Mutual Bank NV,
  5.14%, 6/16/10 (a)                                        750,000      682,685
Washington Mutual Bank NV,
  5.08%, 2/4/11 (a)                                         400,000      364,134
Washington Mutual Bank NV,
  5.39%, 9/17/12 (a)                                        500,000      421,461
Wells Fargo & Co., 4.38%,
  1/31/13                                                   825,000      824,778
                                                                      ----------
                                                                       3,654,895
                                                                      ----------
BUILDING & CONSTRUCTION PRODUCTS - 1.9%
Martin Marietta Materials, Inc.,
  5.13%, 4/30/10 (a)                                        600,000      594,029
Masco Corp., 5.43%, 3/12/10 (a)(b)                          550,000      526,899
USG Corp., 7.75%, 1/15/18                                 1,000,000      959,920
                                                                      ----------
                                                                       2,080,848
                                                                      ----------
COMPUTERS - 0.9%
IBM Corp., 5.70%, 9/14/17                                   950,000      997,972
                                                                      ----------
                                                                         997,972
                                                                      ----------
CONSUMER PRODUCTS - 0.8%
Clorox Co. (The), 5.45%, 10/15/12                           900,000      921,974
                                                                      ----------
                                                                         921,974
                                                                      ----------
ELECTRIC - 4.8%
Commonwealth Edison Co., 6.45%,
  1/15/38                                                   700,000      699,780
MidAmerican Energy Co., 5.95%,
  7/15/17                                                 2,900,000    3,059,262
Progress Energy, Inc., 5.28%,
  11/14/08, Callable 2/14/08 @
  100 (a)(b)                                              1,000,000      999,116
Puget Sound Energy, Inc., 6.97%,
  6/1/67, Callable 6/1/17 @ 100                             600,000      556,494
                                                                      ----------
                                                                       5,314,652
                                                                      ----------
FINANCE - 3.3%
Ford Motor Credit Co., LLC,
  9.75%, 9/15/10                                          1,550,000    1,497,119
Ford Motor Credit Co., LLC,
  7.25%, 10/25/11                                           150,000      133,177
JP Morgan Chase & Co., 6.00%,
  1/15/18                                                   350,000      363,231

Preferred Term Securities Ltd.,
  8.79%, 9/15/30, Callable 9/15/10
  @ 104                                                     787,500      866,643
XTRA Finance Corp., 5.15%, 4/1/17                           750,000      767,263
                                                                      ----------
                                                                       3,627,433
                                                                      ----------
HOSPITALS - 1.1%
Covidien International Finance SA,
  5.45%, 10/15/12                                           550,000      570,509
HCA, Inc., 5.75%, 3/15/14                                   750,000      633,750
                                                                      ----------
                                                                       1,204,259
                                                                      ----------
MEDIA - 0.5%
News America Holdings, 7.90%,
  12/1/95                                                   500,000      544,661
                                                                      ----------
                                                                         544,661
                                                                      ----------
MEDICAL - 0.9%
AstraZeneca plc, 5.90%,
  9/15/17                                                 1,000,000    1,058,877
                                                                      ----------
                                                                       1,058,877
                                                                      ----------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 5.72%, 12/18/09 (a)(b)                         550,000      538,229
                                                                      ----------
                                                                         538,229
                                                                      ----------
RETAIL - 5.2%
Home Depot, Inc., 5.88%, 12/16/36                         2,700,000    2,253,207
Kohl's Corp., 6.25%, 12/15/17                             1,100,000    1,092,388
Wal-Mart Stores, Inc., 5.88%, 4/5/27                        900,000      886,195
Wal-Mart Stores, Inc., 6.50%,
  8/15/37                                                 1,500,000    1,573,167
                                                                      ----------
                                                                       5,804,957
                                                                      ----------
TELECOMMUNICATIONS - 3.3%
AOL Time Warner, Inc., 7.70%,
  5/1/32                                                  1,150,000    1,249,935
AT&T, Inc., 5.50%, 2/1/18                                   750,000      752,509
BellSouth Telecommunications,
  7.00%, 12/1/95                                            700,000      716,027
Time Warner Entertainment
  Co., 8.38%, 3/15/23                                       800,000      918,400
                                                                      ----------
                                                                       3,636,871
                                                                      ----------
TRANSPORTATION - 5.3%
American Airlines, Inc., 6.98%,
  4/1/11                                                    530,195      524,893
American Airlines, Inc., 7.86%,
  10/1/11                                                 1,250,000    1,287,500
Burlington North Santa Fe, 5.65%,
  5/1/17                                                    600,000      606,827
Burlington North Santa Fe, 7.57%,
  1/2/21                                                    280,926      314,578
Continental Airlines, Inc., 5.98%,
  4/19/22                                                   750,000      685,099
Union Pacific Corp., 5.75%, 11/15/17                      1,200,000    1,209,699
Union Pacific Corp., 6.85%, 1/2/19                        1,104,592    1,222,562
                                                                      ----------
                                                                       5,851,158
                                                                      ----------

TOTAL CORPORATE OBLIGATIONS
(COST $36,217,948)                                                    36,293,648
                                                                      ----------
ASSET BACKED SECURITIES - 7.5%
Americredit Automobile
  Receivables Trust, Series
  2005-CF, Class A3,
  4.47%, 5/6/10 (b)                                         425,223      426,289
Asset Backed Funding
  Certificates, Series
  2003-AHL1, Class A1,
  3.68%, 3/25/33                                            738,743      740,399
Cairn Mezzanine plc, Series 2007-
  3A, Class B1, 5.79%,
  8/13/47 (a)                                               905,000      135,750
Citigroup Mortgage Loan Trust, Inc.,
  Series 2005-WF2, Class AF2,
  4.92%, 8/25/35                                              3,458        3,452
Countrywide Asset-Backed
  Certificates, Series 2006-S4, Class
  A3, 5.80%, 7/25/34                                      1,060,000      869,849
Dominos Pizza Master Issuer LLC,
  Series 2007-1, Class A2, 5.26%,
  4/25/37 (b)                                             1,200,000    1,215,875
Duane Street CLO, Series 2007-4A,
  Class C, 5.87%, 11/14/21 (a)(c)                           850,000      755,480
GE Business Loan Trust, Series
  2006-2A, Class A, 4.42%, 11/15/34
  (a)(b)                                                  1,445,166    1,369,937
GE Equipment Small Ticket LLC,
  Series 2005-2A, Class A3, 4.88%,
  10/22/09 (b)                                            1,055,709    1,062,324
GMAC Mortgage Corp., Loan Trust,
  Series 2006-HE3, Class A3, 5.81%,
  10/25/36                                                  900,000      646,295
Preferred Term Securities XXII Ltd.,
  5.33%, 9/22/36, Callable 6/22/11
  @ 100 (a)(b)                                            1,092,540    1,043,922
                                                                      ----------

TOTAL ASSET BACKED SECURITIES
(COST $9,523,340)                                                      8,269,572
                                                                      ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
Banc of America Mortgage
  Securities, Series 2005-D, Class 2A4,
  4.78%, 5/25/35 (a)                                      1,100,000    1,112,864
Deutsche Mortgage Securities, Inc.,
  Series 2006-WF1, Class 1A1,
  5.08%, 6/26/35 (a)                                      1,095,925    1,095,406
Fannie Mae IO, Series 270, Class 2,
  8.50%, 9/1/23 (c)                                          43,375       10,558
Fannie Mae IO, Series 296 Class 2,
  8.00%, 4/1/24 (c)                                          52,063       11,464
Fannie Mae IO, Series 2000-16, Class
  PS, 5.22%, 10/25/29 (a)(c)                                 32,532        1,502
Fannie Mae IO, Series 2000-32, Class
  SV, 4.61%, 3/18/30 (a)(c)                                   4,530           51
Fannie Mae IO, Series 306, Class IO,
  8.00%, 5/1/30 (c)                                          58,562       13,425

Fannie Mae IO, Series 2001-4, Class
  SA, 3.53%, 2/17/31 (a)(c)                                 209,852       21,359
FHA Weyerhauser, 7.43%, 1/1/24
  (d)(e)                                                     32,666       32,666
Freddie Mac, Series 2988, Class AF,
  4.54%, 6/15/35 (a)(b)                                   1,097,537    1,079,825
Freddie Mac, Series 3212, Class BK,
  5.40%, 9/15/36                                            900,000      906,490
Freddie Mac IO, Series 1534, Class
  K, 3.15%, 6/15/23 (a)(c)                                  137,022       12,514
Freddie Mac IO, Series 2141, Class
  SD, 3.91%, 4/15/29 (a)(c)                                 111,887       12,157
Freddie Mac IO, Series 2247, Class
  SC, 3.26%, 8/15/30 (a)(c)                                  57,452        5,145
Government National Mortgage
  Association IO, Series 1999-30,
  Class SA, 3.92%, 4/16/29 (a)(c)                            71,753        5,470
Government National Mortgage
  Association IO, Series 1999-30,
  Class S, 4.52%, 8/16/29 (a)(c)                             55,933        5,085
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR, Class
  2A3, 5.52%, 3/25/36 (a)                                 1,220,977    1,159,251
Residential Accredit Loans, Inc.,
  Series 2007-QS1, Class 2A8,
  3.68%, 1/25/37 (a)(b)                                   2,007,692    1,964,354
Residential Accredit Loans, Inc.,
  Series 2007-QS2, Class A4, 6.25%,
  1/25/37                                                   985,863      992,452
Residential Asset Securitization
  Trust, Series 2003-A15, Class 1A2,
  3.83%, 2/25/34 (a)(b)                                   1,526,267    1,500,072
                                                                      ----------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $9,994,967)                                                      9,942,110
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES -
18.8%
Banc of America Commercial
  Mortgage, Inc., Series 2006-4,
  Class A4, 5.63%, 7/10/46                                1,540,000    1,545,178
Bear Stearns Commercial Mortgage
  Securities, Inc., Series 2006-T24,
  Class A4, 5.43%, 10/12/41                               1,100,000    1,096,561
Bear Stearns Commercial Mortgage
  Securities, Inc., Series 2007-T28,
  Class AJ, 6.18%, 9/11/42 (a)                              620,000      570,502
Citigroup Commercial Mortgage
  Trust, Series 2006-C4, Class A3,
  5.91%, 3/15/49 (a)                                      1,550,000    1,574,653
Citigroup Commercial Mortgage
  Trust, Series 2006-C5, Class A2,
  5.38%, 10/15/49                                         1,100,000    1,099,954
Citigroup/Deutsche Bank
  Commercial Mortgage Trust, Series
  2007-CD4, Class A2B, 5.21%,
  12/11/49                                                1,300,000    1,289,946
Commercial Mortgage Pass -
  Through Certificate, Series 2005-
  FL11, Class A1, 4.39%, 11/15/17
  (a)(b)                                                     39,933       38,826
Commercial Mortgage Pass -
  Through Certificate, Series 2006-
  FL12, Class A2, 4.34%, 12/15/20
  (a)(b)                                                  1,510,019    1,471,994
Commercial Mortgage Pass -
  Through Certificate, Series 2005-
  LP5, Class AJ, 5.05%, 5/10/43                           1,550,000    1,365,832
CWCapital Cobalt, Series 2007-C3,
  Class AJ, 6.02%, 5/15/46 (a)                            1,240,000    1,129,767
CWCapital Cobalt, Series 2006-C1,
  Class A2, 5.17%, 8/15/48                                1,232,000    1,222,994
DLJ Mortgage Acceptance Corp., IO,
  Series 1997-CF1, Class S, 1.17%,
  5/15/30 (a)(c)                                             19,593            0
GS Mortgage Securities Corp. II,
  Series 2006-GG8, Class AJ, 5.62%,
  11/10/39                                                1,300,000    1,177,871
GS Mortgage Securities Corp. II,
  Series 2007-GG10, Class AJ,
  5.99%, 8/10/45 (a)                                      1,550,000    1,414,392
GS Mortgage Securities Corp., IO,
  Series 1997-GL, Class X2, 0.29%,
  7/13/30 (a)(c)                                             36,315          570
JP Morgan Chase Commercial
  Mortgage Securities Corp., Series
  2007-CB20, Class AJ, 6.30%,
  2/12/51 (a)                                             1,440,000    1,339,311
LB-UBS Commercial Mortgage
  Trust, Series 2007-C6, Class AM,
  6.11%, 7/15/40 (a)                                      1,180,000    1,148,831
Morgan Stanley Capital I, Series
  2006-HQ10, Class A4, 5.33%,
  11/12/41                                                1,000,000      981,523
Morgan Stanley Capital I, Series
  2007-IQ14, Class A2, 5.61%,
  4/15/49                                                 1,380,000    1,384,492

Washington Mutual Commercial
  Mortgage Securities Trust, Series
  2006-SL1, Class A, 5.42%,
  11/23/43 (a)                                             978,324       934,349
                                                                     -----------

TOTAL COMMERCIAL MORTGAGE BACKED
SECURITIES
(COST $21,503,996)                                                    20,787,546
                                                                     -----------
FOREIGN BONDS - 3.0%
ICELAND - 1.0%
Kaupthing Bank, 4.96%, 1/15/10
  (a)(b)                                                 1,250,000     1,154,434
                                                                     -----------
                                                                       1,154,434
                                                                     -----------
SOUTH KOREA - 1.3%
Citibank Korea, Inc., 4.68%, 6/18/13,
  Callable 6/18/08 @ 100 (a)                             1,400,000     1,405,477
                                                                     -----------
                                                                       1,405,477
                                                                     -----------
UNITED KINGDOM - 0.7%
Barclays Bank plc, 5.93%,
  12/31/49                                                 850,000       791,160
                                                                     -----------
                                                                         791,160
                                                                     -----------

TOTAL FOREIGN BONDS
(COST $3,502,686)                                                      3,351,071
                                                                     -----------
INVESTMENT COMPANY - 2.7%
Northern Institutional Diversified
  Asset Portfolio, Shares class, 3.50% (f)               2,954,610     2,954,610
                                                                     -----------

TOTAL INVESTMENT COMPANY
(COST $2,954,611)                                                      2,954,610
                                                                     -----------
TOTAL INVESTMENTS (COST $128,309,622) --
114.8%                                                               126,989,378
                                                                     ===========

----------
      Percentages indicated are based on net assets of $110,655,762.
(a)   Variable rate security. The interest rates on these
      securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates
      presented reflect the final maturity dates. However, some of these securities may contain put or demand features that
      allow the fund to require the issuer to repurchase the
      security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)   Security held as collateral for to be announced securities.
(c)   Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages.
      The yield to maturity of an Interest-Only is extremely
      sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity.
      Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented
      represents the rates in effect on January 31, 2008. The
      principal amount shown is the notional amount of the
      underlying mortgages.
(d)   Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment
      Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.
(e)   Security was fair valued as of January 31, 2008. Represents
      0.03% of net assets.
(f) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
CLO   Collateralized Loan Obligation
FHA   Federal Housing Administration
IO    Interest-Only security. Represents 0.09% of net assets.
LLC   Limited Liability Co.
PLC   Public Limited Co.
TBA   Security was traded on a "to be announced" basis. Represents
      16.76% of net assets.


See notes to schedules of portfolio investments.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)   VALUE ($)
                                                         ----------   ----------
CORPORATE OBLIGATIONS - 96.0%
ADVERTISING - 1.9%
Iron Mountain, Inc., 8.63%, 4/1/13,
  Callable 4/1/08 @ 101                                     100,000      101,000
R.H. Donnelley Corp., 6.88%,
  1/15/13, Callable 1/15/09 @ 103                           100,000       84,000
R.H. Donnelley Corp., 6.88%,
  1/15/13, Callable 1/15/09 @ 103                            90,000       75,600
                                                                      ----------
                                                                         260,600
                                                                      ----------
AEROSPACE & DEFENSE - 1.1%
DRS Technologies, Inc., 7.63%,
  2/1/18, Callable 2/1/11 @ 104                             100,000       98,750
TransDigm, Inc., 7.75%, 7/15/14,
  Callable 7/15/09 @ 106                                     50,000       50,250
                                                                      ----------
                                                                         149,000
                                                                      ----------
APPAREL MANUFACTURERS - 1.6%
Hanesbrands, Inc., 8.20%,
  12/15/14, Callable 12/15/08 @
  102 (a)                                                    50,000       45,250
Levi Strauss & Co., 8.88%,
  4/1/16, Callable 4/1/11 @ 104                              50,000       47,500
Quiksilver, Inc., 6.88%,
  4/15/15, Callable 4/15/10 @
  103                                                       150,000      116,250
                                                                      ----------
                                                                         209,000
                                                                      ----------
AUTO MANUFACTURERS - 1.8%
Cooper-Standard Automotive,
  Inc., 8.38%, 12/15/14,
  Callable 12/15/09 @ 104                                    50,000       37,750
General Motors Corp., 7.13%,
  7/15/13                                                   175,000      149,187
General Motors Corp., 7.70%,
  4/15/16                                                    50,000       41,500
Goodyear Tire & Rubber Co.,
  8.63%, 12/1/11, Callable
  12/1/09 @ 104                                              17,000       17,489
                                                                      ----------
                                                                         245,926
                                                                      ----------
AUTOMOTIVE & TRANSPORT - 0.3%
United Auto Group, Inc., 7.75%,
  12/15/16, Callable 12/15/11 @ 104                          50,000       44,750
                                                                      ----------
                                                                          44,750
                                                                      ----------
BUILDING & CONSTRUCTION PRODUCTS - 2.2%
Ainsworth Lumber Co., Ltd.,
  7.25%, 10/1/12, Callable
  10/1/08 @ 104                                             150,000       94,500
Interline Brands, Inc., 8.13%,
  6/15/14, Callable 6/15/10 @ 104                            50,000       48,750
Ply Gem Industries, Inc., 9.00%,
  2/15/12, Callable 2/18/08 @ 105                           150,000      111,750
U.S. Concrete, Inc., 8.38%,
  4/1/14, Callable 4/1/09 @ 104                              50,000       41,500
                                                                      ----------
                                                                         296,500
                                                                      ----------
CABLE TELEVISION - 2.7%
Barrington Broadcasting Group
  LLC, 10.50%, 8/15/14, Callable
  8/15/10 @ 105                                              50,000       49,500
Bonten Media Acquisition, 9.00%,
  6/1/15, Callable 6/1/11@ 105(b)                            75,000       62,250
Cablevision Systems Corp.,
  8.00%, 4/15/12                                            100,000       95,750
General Cable Technologies
  Corp., 7.13%, 4/1/17, Callable
  4/1/12 @ 104                                               50,000       47,625
Mediacom LLC, 7.88%, 2/15/11,
  Callable 2/15/08 @ 100                                    100,000       89,250
Quebecor Media, Inc., 7.75%,
  3/15/16, Callable 3/15/11 @ 104
  (b)                                                        25,000       23,187
                                                                      ----------
                                                                         367,562
                                                                      ----------
CASINOS & GAMBLING - 8.9%
Choctaw Resort Development
  Entertainment, 7.25%,
  11/15/19, Callable 11/15/11 @
  104 (b)                                                    46,000       43,470
Fontainebleau Las Vegas, 10.25%,
  6/15/15, Callable 6/15/11 @
  105 (b)                                                   100,000       75,000
Great Canadian Gaming Co.,
  7.25%, 2/15/15, Callable
  2/15/11 @ 104 (b)                                          50,000       47,875
Greektown Holdings, Inc.,
  10.75%, 12/1/13, Callable
  12/1/10 @ 105 (b)                                         125,000      119,375
Herbst Gaming, Inc., 7.00%,
  11/15/14, Callable 11/15/09 @ 104                          50,000       19,625
Indianapolis Downs LLC, 11.00%,
  11/1/12, Callable 11/1/10 @
  106 (b)                                                    25,000       23,250
Inn of the Mountain Gods,
  12.00%, 11/15/10, Callable
  4/3/08 @ 106                                               50,000       49,750
Isle of Capri Casinos, Inc.,
  7.00%, 3/1/14, Callable 3/1/09
  @ 104                                                     150,000      115,500
Mashantucket Pequot Tribal
  Nation, Series A, 8.50%,
  11/15/15, Callable 11/15/11 @
  104 (b)                                                    50,000       47,500
MGM MIRAGE, Inc., 6.75%, 4/1/13                             100,000       95,250
Mohegan Tribal Gaming, 7.13%,
  8/15/14, Callable 8/15/09 @
  104                                                        50,000       45,875
MTR Gaming Group, Inc., 9.00%,
  6/1/12, Callable 6/1/09 @ 105                             100,000       86,000
Pinnacle Entertainment, 7.50%,
  6/15/15, Callable 6/15/10 @
  104 (b)                                                    50,000       39,750
Pokagon Gaming Authority,
  10.38%, 6/15/14, Callable
  6/15/10 @ 105 (b)                                          75,000       77,531
San Pasqual Casino, 8.00%,
  9/15/13, Callable 9/15/09 @
  104 (b)                                                    25,000       23,750
Seminole Hard Rock
  Entertainment, 7.49%, 3/15/14,
  Callable 3/15/09 @ 102 (a)(b)                              50,000       45,000
Seneca Gaming Corp., 7.25%,
  5/1/12, Callable 5/1/08 @ 104                              50,000       48,500
Shingle Springs, 9.38%, 6/15/15,
  Callable 6/15/11@ 105 (b)                                  50,000       45,000
Turning Stone Resort Casino,
  9.13%, 9/15/14, Callable
  9/15/10 @ 105 (b)                                          75,000       73,125

Waterford Gaming LLC, 8.63%,
  9/15/14 (b)                                                25,000       24,250
Wynn Las Vegas LLC, 6.63%,
  12/1/14, Callable 12/1/09 @ 103
  (b)                                                        50,000       48,188
                                                                      ----------
                                                                       1,193,564
                                                                      ----------
CHEMICALS - 3.2%
Georgia Gulf Corp., 9.50%,
  10/15/14, Callable 10/15/10 @ 105                         100,000       77,500
Huntsman International LLC, 7.88%,
  11/15/14, Callable 11/15/10 @ 104                          35,000       36,400
Innophos, Inc., 8.88%, 8/15/14,
  Callable 8/16/09 @ 104                                     50,000       49,125
JohnsonDiversey, Inc., 9.63%,
  5/15/12, Callable 4/3/08 @ 105                            100,000      101,500
Momentive Performance Materials,
  Inc., 9.75%, 12/1/14, Callable
  12/1/10 @ 141                                              50,000       45,250
Mosaic Co., 7.63%, 12/1/16,
  Callable 12/1/11 @ 104 (b)                                 25,000       27,000
Nova Chemicals Corp., 6.50%,
  1/15/12                                                    50,000       46,000
Terra Capital, Inc., 7.00%,
  2/1/17, Callable 2/1/12 @ 104                              50,000       49,125
                                                                      ----------
                                                                         431,900
                                                                      ----------
COMPUTER SERVICES - 0.6%
Activant Solutions, Inc., 9.50%,
  5/1/16, Callable 5/1/11 @ 105                              50,000       42,188
Unisys Corp., 12.50%, 1/15/16,
  Callable 1/15/12 @ 106                                     35,000       34,475
                                                                      ----------
                                                                          76,663
                                                                      ----------
CONSUMER PRODUCTS - 1.7%
Constellation Brands, Inc., 8.38%,
  12/15/14                                                   50,000       51,500
Sealy Mattress Co., 8.25%,
  6/15/14, Callable 6/15/09 @ 104                            50,000       43,250
Smithfield Foods, Inc., 7.75%,
  7/1/17                                                     50,000       47,250
Spectrum Brands, Inc., 7.38%,
  2/1/15, Callable 2/1/10 @ 104                              75,000       52,125
Yankee Acquisition Corp.,
  9.75%, 2/15/17, Callable
  2/15/12 @ 105                                              50,000       40,750
                                                                      ----------
                                                                         234,875
                                                                      ----------
CONTAINERS - PAPER AND PLASTIC - 2.6%
Owens-Brockway Glass Containers,
  6.75%, 12/1/14, Callable 12/1/09
  @ 103                                                      50,000       49,625
Solo Cup Co., 8.50%, 2/15/14,
  Callable 2/15/09 @ 104                                    200,000      163,500
Stone Container Finance Co. of
  Canada, 7.38%, 7/15/14, Callable
  7/15/09 @ 104                                             150,000      137,250
                                                                      ----------
                                                                         350,375
                                                                      ----------
COSMETICS - 0.4%
Chattem, Inc., 7.00%, 3/1/14,
  Callable 3/1/09 @ 104                                      50,000       48,875
                                                                      ----------
                                                                          48,875
                                                                      ----------
DISTRIBUTION & WHOLESALE - 2.0%
Baker & Taylor, Inc., 11.50%, 7/1/13,
  Callable 7/1/10 @ 106(b)                                  100,000       98,250
Beverages & More, Inc., 9.25%,
  3/1/12, Callable 9/1/09 @ 105 (b)                          50,000       47,500
Central Garden & Pet Co., 9.13%,
  2/1/13, Callable 2/1/08 @ 105                              50,000       39,750
Jarden Corp., 7.50%, 5/1/17, Callable
  5/1/12 @ 104                                               25,000       21,375
Pegasus Solutions, Inc., 10.50%,
  4/15/15, Callable 4/15/11 @ 105
  (b)                                                        50,000       42,000
Pilgrim's Pride Corp., 8.38%, 5/1/17,
  Callable 5/1/12 @ 104                                      25,000       21,813
                                                                      ----------
                                                                         270,688
                                                                      ----------
DIVERSIFIED OPERATIONS - 1.4%
Bombardier, Inc., 8.00%, 11/15/14,
  Callable 11/15/10 @ 104 (b)                                25,000       26,125
Koppers Holdings, Inc., 9.88%,
  11/15/14 Callable 11/15/09 @ 105                           25,000       21,125
Snoqualmie Entertainment
  Authority, 9.06%, 2/1/14,
  Callable 2/1/09 @ 103 (a)(b)                               25,000       22,500
Susser Holdings LLC, 10.63%,
  12/15/13, Callable 12/15/09 @
  105 (b)                                                    50,000       51,250
Susser Holdings LLC, 10.63%,
  12/15/13, Callable 12/15/09 @
  105                                                        72,000       73,800
                                                                      ----------
                                                                         194,800
                                                                      ----------
EDUCATION - 0.4%
Education Management LLC,
  10.25%, 6/1/16, Callable 6/1/11 @
  105                                                        25,000       23,813
Education Management LLC, 8.75%,
  6/1/14, Callable 6/1/10 @ 104                              25,000       24,062
                                                                      ----------
                                                                          47,875
                                                                      ----------
ELECTRIC - 3.6%
AES Corp., 7.75%, 3/1/14                                     60,000       61,200
AES Corp., 7.75%, 10/15/15                                   50,000       51,125
Baldor Electric Co., 8.63%, 2/15/17,
  Callable 2/15/12 @ 104                                     50,000       48,500
CMS Energy Corp., 6.88%, 12/15/15                           100,000      100,826
Edison Mission Energy, 7.20%,
  5/15/19                                                    50,000       48,750

Energy Future Holdings Corp.,
  10.88%, 11/1/17, Callable 11/1/12
  @ 105(b)                                                  175,000      173,250
                                                                      ----------
                                                                         483,651
                                                                      ----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 0.3%
Freescale Semiconductor, Inc.,
  10.13%, 12/15/16, Callable
  12/15/11 @ 105                                             50,000       35,625
                                                                      ----------
                                                                          35,625
                                                                      ----------
ENERGY - 3.8%
Aventine Renewable Energy, Inc.,
  10.00%, 4/1/17, Callable 4/1/12 @
  105                                                        50,000       41,750
Copano Energy LLC, 8.13%, 3/1/16,
  Callable 3/1/11 @ 104                                      80,000       81,000
Massey Energy Co., 6.88%,
  12/15/13, Callable 12/15/09 @ 103                         100,000       95,250
Mirant North America LLC, 7.38%,
  12/31/13, Callable 12/31/09 @ 104                          50,000       50,000
NRG Energy, Inc., 7.38%, 2/1/16,
  Callable 2/1/11 @ 104                                      50,000       48,312
Reliant Energy, Inc., 7.63%,
  6/15/14                                                    50,000       48,750
Verasun Energy Corp., 9.88%,
  12/15/12, Callable 12/15/09 @
  105                                                        50,000       49,000
Williams Cos., Inc., 6.38%,
  10/1/10 (b)                                               100,000      102,750
                                                                      ----------
                                                                         516,812
                                                                      ----------
FINANCE - 6.1%
Basell AF SCA, 8.38%, 8/15/15,
  Callable 8/15/10 @ 104 (b)                                 75,000       56,625
CCM Merger, Inc., 8.00%,
  8/1/13, Callable 8/1/09 @
  104 (b)                                                   100,000       89,500
Ford Motor Credit Co., 7.38%,
  10/28/09                                                  250,000      240,753
Ford Motor Credit Co., 7.38%,
  2/1/11                                                     50,000       45,666
General Motors Acceptance
  Corp., 6.88%, 8/28/12                                     300,000      254,715
MSX International, 12.50%,
  4/1/12, Callable 4/1/09 @
  110 (b)                                                    25,000       21,000
Nalco Finance Holdings, Inc.,
  8.34%, 2/1/14, Callable
  2/1/09 @ 105(d)                                            75,000       67,500
Nuveen Investments, Inc.,
  10.50%, 11/15/15, Callable
  11/15/11 @ 105 (b)                                         50,000       48,500
                                                                      ----------
                                                                         824,259
                                                                      ----------
INTERNET RELATED - 0.3%
Atlantic Broadband Finance
  LLC, 9.38%, 1/15/14,
  Callable 1/15/09 @105                                      50,000       45,000
                                                                      ----------
                                                                          45,000
                                                                      ----------
LEISURE - 0.9%
AMC Entertainment, Inc.,
  11.00%, 2/1/16, Callable
  2/1/11@ 106                                               100,000       99,000
True Temper Sports, Inc.,
  8.38%, 9/15/11, Callable
  3/15/08 @ 104                                              50,000       27,250
                                                                      ----------
                                                                         126,250
                                                                      ----------
MACHINERY - 0.9%
Case New Holland, Inc., 7.13%,
  3/1/14, Callable 3/1/10 @ 104                              50,000       49,875
Sensata Technologies, 8.00%,
  5/1/14, Callable 5/1/10 @ 104                              50,000       45,000
Terex Corp., 8.00%, 11/15/17,
  Callable 11/15/12 @ 104                                    25,000       24,563
                                                                      ----------
                                                                         119,438
                                                                      ----------
MANUFACTURING - 1.2%
AGY Holding Corp., 11.00%,
  11/15/14, Callable 11/15/10
  @ 106 (b)                                                  50,000       47,000
American Railcar Industries,
  7.50%, 3/1/14, Callable
  3/1/11 @ 104                                               25,000       22,500
Coleman Cable, Inc., 9.88%,
  10/1/12, Callable 10/1/08 @ 105                            50,000       45,063
Libbey Glass, Inc., 11.91%,
  6/1/11, Callable 6/1/08 @
  108 (a)                                                    25,000       25,250
Maax Corp., 9.75%, 6/15/12,
  Callable 6/15/08 @ 105                                     50,000       13,250
Tembec Industries, Inc.,
  7.75%, 3/15/12(b)                                          25,000        9,250
                                                                      ----------
                                                                         162,313
                                                                      ----------
MEDICAL - 3.2%
Advanced Medical Optics,
  7.50%, 5/1/17, Callable
  5/1/12 @ 104                                               50,000       42,250
Community Health Systems,
  Inc., 8.88%, 7/15/15,
  Callable 7/15/11 @ 104                                     50,000       50,312
HCA, Inc., 9.25%, 11/15/16,
  Callable 11/15/11 @ 105                                    25,000       26,219
MQ Associates, Inc., 12.25%,
  8/15/12, Callable 8/15/08 @ 109                           100,000      102,500
MultiPlan, Inc., 10.38%,
  4/15/16, Callable 4/15/11 @
  105 (b)                                                   100,000       93,000
Omnicare, Inc., 6.75%,
  12/15/13, Callable 12/15/09
  @ 103                                                     100,000       91,500
ReAble Therapeutics Finance
  LLC, 10.88%, 11/15/14,
  Callable 11/15/11 @ 105 (b)                                25,000       23,750
                                                                      ----------
                                                                         429,531
                                                                      ----------
METAL PROCESSORS & FABRICATION - 0.9%
Ryerson, Inc., 12.00%,
  11/1/15, Callable 11/1/11 @
  106 (b)                                                    50,000       47,000
TriMas Corp., 9.88%, 6/15/12,
  Callable 4/3/08 @ 105                                      77,000       70,070
                                                                      ----------
                                                                         117,070
                                                                      ----------
METALS & MINING - 3.2%
AK Steel Corp., 7.75%,
  6/15/12, Callable 4/3/08 @ 104                            100,000       99,500
Aleris International, Inc.,
  10.00%, 12/15/16, Callable
  12/15/11 @ 105                                             25,000       17,563

Freeport-McMoran Copper &
  Gold, Inc., 8.25%, 4/1/15,
  Callable 4/1/11 @ 104                                      50,000       52,437
Gibraltar Industries, Inc.,
  8.00%, 12/1/15, Callable
  12/1/10 @ 104                                             150,000      126,000
International Coal Group,
  Inc., 10.25%, 7/15/14,
  Callable 7/15/10 @ 105                                     50,000       46,625
Noranda Aluminum Acquisition,
  8.74%, 5/15/15, Callable
  5/15/08 @ 102 (a)(b)                                       50,000       38,000
Tube City IMS Corp., 9.75%,
  2/1/15, Callable 2/1/11 @ 105                              50,000       45,000
                                                                      ----------
                                                                         425,125
                                                                      ----------
OIL & GAS - 8.1%
Chaparral Energy, Inc., 8.50%,
  12/1/15, Callable 12/1/10 @
  104                                                       100,000       83,500
Chesapeake Energy Corp.,
  6.88%, 1/15/16, Callable
  1/15/09 @ 103                                             100,000       99,000
Cimarex Energy Co., 7.13%,
  5/1/17, Callable 5/1/12 @ 104                             100,000       97,750
Clayton Williams Energy, Inc.,
  7.75%, 8/1/13, Callable
  8/1/09 @ 104                                              100,000       86,000
Colorado Interstate Gas Co.,
  6.80%, 11/15/15                                           150,000      158,440
Compton Petroleum Finance
  Corp., 7.63%, 12/1/13,
  Callable 12/1/09 @ 104                                    100,000       92,500
Energy Partners Ltd., 9.75%,
  4/15/14, Callable 4/15/11 @
  105                                                        50,000       43,000
Forest Oil Corp., 7.25%,
  6/15/19, Callable 6/15/12 @
  104 (b)                                                    50,000       50,000
Grant Prideco, Inc., Series B,
  6.13%, 8/15/15, Callable
  8/15/10 @ 103                                              25,000       25,563
Inergy LP/Inergy Finance,
  8.25%, 3/1/16, Callable
  3/1/11 @ 104                                              100,000      102,000
Newfield Exploration Co.,
  6.63%, 9/1/14, Callable
  9/1/09 @ 103                                              100,000       98,500
Opti Canada, Inc., 7.88%,
  12/15/14, Callable 12/15/10
  @ 104 (b)                                                  50,000       48,500
Swift Energy Co., 7.63%,
  7/15/11, Callable 7/15/08 @
  104                                                        50,000       49,250
Tesoro Corp., 6.50%, 6/1/17,
  Callable 6/1/12 @ 103                                      50,000       48,750
                                                                      ----------
                                                                       1,082,753
                                                                      ----------
PAPER & RELATED PRODUCTS - 2.6%
Catalyst Paper Corp., Series
  D, 8.63%, 6/15/11, Callable
  2/25/08 @ 103                                              50,000       42,250
Exopack Holding Corp., 11.25%,
  2/1/14, Callable 2/1/10 @
  106                                                        50,000       46,875
Georgia-Pacific Corp., 7.70%,
  6/15/15                                                   100,000       96,500
NewPage Corp., 10.00%, 5/1/12,
  Callable 5/1/09 @ 106 (b)                                  25,000       24,875
Norampac, Inc., 6.75%, 6/1/13,
  Callable 6/1/08 @ 103                                     100,000       92,500
Verso Paper Holdings LLC,
  Series B, 9.13%, 8/1/14,
  Callable 8/1/10 @ 105                                      50,000       48,500
                                                                      ----------
                                                                         351,500
                                                                      ----------
PIPELINES - 3.2%
Atlas Pipeline Partners LP,
  8.13%, 12/15/15, Callable
  12/15/10 @ 104                                             50,000       48,000
Dynegy Holdings, Inc., 8.38%,
  5/1/16                                                    150,000      145,875
El Paso Corp., 7.00%, 6/15/17                               100,000      101,453
Mueller Water Products, Inc.,
  7.38%, 6/1/17, Callable
  6/1/12 @ 104                                               50,000       42,500
Semgroup LP, 8.75%, 11/15/15,
  Callable 11/15/10 @ 104 (b)                                50,000       46,750
Williams Partners LP, 7.25%,
  2/1/17                                                     50,000       51,750
                                                                      ----------
                                                                         436,328
                                                                      ----------
PRINTING & PUBLISHING - 2.9%
Block Communications, Inc.,
  8.25%, 12/15/15, Callable
  12/15/10 @ 104 (b)                                         50,000       48,500
Canwest Mediaworks LP, 9.25%,
  8/1/15, Callable 8/1/11 @
  105(b)                                                     50,000       47,250
Idearc, Inc., 8.00%, 11/15/16,
  Callable 11/15/11 @ 104                                    50,000       44,750
Medimedia USA, Inc., 11.38%,
  11/15/14, Callable 11/15/09
  @ 106 (b)                                                  50,000       51,500
Morris Publishing, 7.00%,
  8/1/13, Callable 8/1/08 @ 104                             100,000       67,000
Sheridan Group, Inc., 10.25%,
  8/15/11, Callable 4/3/08 @
  105                                                       100,000       97,000
Valassis Communications, Inc.,
  8.25%, 3/1/15, Callable
  3/1/11 @ 104                                               35,000       29,050
                                                                      ----------
                                                                         385,050
                                                                      ----------
RENTAL - AUTO AND EQUIPMENT - 2.2%
Avis Budget Car Rental, Inc.,
  7.63%, 5/15/14, Callable
  5/15/10 @ 104                                             100,000       92,000
H&E Equipment Services, 8.38%,
  7/15/16, Callable 7/15/11 @
  104                                                        50,000       46,000
Hertz Corp., 8.88%, 1/1/14,
  Callable 1/1/10 @104                                      100,000       96,500
RSC Equipment Rental, Inc.,
  9.50%, 12/1/14, Callable
  12/1/10 @ 105                                              50,000       42,375
United Rentals, Inc., 6.50%,
  2/15/12, Callable 3/6/08 @
  103                                                        25,000       23,000
                                                                      ----------
                                                                         299,875
                                                                      ----------
RESTAURANTS - 2.1%
Buffets, Inc., 12.50%,
  11/1/14, Callable 11/1/10 @
  106 (c)                                                    50,000        3,250
Dave & Buster's, Inc., 11.25%,
  3/15/14, Callable 3/15/10 @
  106                                                        50,000       44,125
Landry's Restaurants, Inc.,
  9.50%, 12/15/14, Callable
  2/28/09 @ 101 (a)                                         100,000       96,625
NPC International, Inc.,
  9.50%, 5/1/14, Callable
  5/1/10 @ 105                                               50,000       43,000

Outback Steakhouse, Inc.,
  10.00%, 6/15/15, Callable
  6/15/11 @ 105 (b)                                          75,000       47,250
Sbarro, Inc., 10.38%, 2/1/15,
  Callable 2/1/10 @ 108                                      50,000       42,500
                                                                      ----------
                                                                         276,750
                                                                      ----------
RETAIL - 1.4%
Claire's Stores, Inc., 9.63%,
  6/1/15, Callable 6/1/11 @
  105 (b)                                                    50,000       28,000
Linens 'N Things, Inc., 9.88%,
  1/15/14, Callable 1/15/09 @
  101 (a)                                                    50,000       21,875
Pep Boys, 7.50%, 12/15/14,
  Callable 12/15/09 @ 104                                    50,000       45,000
Stater Bros. Holdings, Inc.,
  7.75%, 4/15/15, Callable
  4/15/11 @ 104                                              50,000       47,000
Suburban Propane Partners LP,
  6.88%, 12/15/13, Callable
  12/15/08 @ 103                                             50,000       48,500
                                                                      ----------
                                                                         190,375
                                                                      ----------
SEISMIC DATA COLLECTION - 0.4%
CIE Gener de Geophysique,
  7.50%, 5/15/15, Callable
  5/15/10 @ 104                                              50,000       49,250
                                                                      ----------
                                                                          49,250
                                                                      ----------
SPECIAL PURPOSE ENTITY - 4.3%
Altra Industrial Motion, Inc., 9.00%,
  12/1/11, Callable
  12/1/08 @ 105                                              50,000       48,750
Buffalo Thunder Development
  Authority, 9.38%, 12/15/14,
  Callable 12/15/10 @ 105 (b)                                50,000       41,750
Cellu Tissue Holdings, Inc.,
  9.75%, 3/15/10, Callable
  4/3/08 @ 104                                               50,000       46,750
Chukchansi Economic
  Development Authority,
  8.00%, 11/15/13, Callable
  11/15/09 @ 104 (b)                                         25,000       23,500
Hawker Beechcraft Acquisition
  Co., 9.75%, 4/1/17, Callable
  4/1/12 @ 105 (b)                                           25,000       23,813
Hawker Beechcraft Acquisition
  Co., 8.50%, 4/1/15, Callable
  4/1/11 @ 104 (b)                                           50,000       49,625
Kar Holdings, Inc., 8.75%,
  5/1/14, Callable 5/1/10 @
  104                                                        50,000       44,500
Local TV Finance LLC, 9.25%,
  6/15/15, Callable 6/15/11 @
  105 (b)                                                    50,000       43,750
MCBC Holdings, Inc., 11.52%,
  10/15/14, Callable 10/15/09
  @ 103 (a)(b)                                               25,000       23,250
Petroplus Finance Ltd., 7.00%,
  5/1/17, Callable 5/1/12 @
  104(b)                                                     75,000       68,062
Rare Restaurant Group LL,
  9.25%, 5/15/14, Callable
  5/15/11 @ 105 (b)                                          50,000       45,000
Regency Energy Partners LP,
  8.38%, 12/15/13, Callable
  12/15/10 @ 104.                                            17,000       17,255
Southern Star Central Corp.,
  Inc., 6.75%, 3/1/16,
  Callable 3/1/11 @ 103                                      50,000       48,000
UCI Holdco, Inc., 12.49%,
  12/15/13, Callable 3/6/08 @
  100 (a)                                                    56,422       51,626
                                                                      ----------
                                                                         575,631
                                                                      ----------
TELECOMMUNICATIONS - 9.2%
Broadview Networks Holdings,
  Inc., 11.38%, 9/1/12,
  Callable 9/1/09 @ 106                                      25,000       24,750
Centennial Communications
  Corp., 10.00%, 1/1/13,
  Callable 1/1/09 @ 108                                     100,000      100,250
Cincinnati Bell, Inc., 8.38%,
  1/15/14, Callable 1/15/09 @
  104                                                        85,000       81,175
Cricket Communications, 9.38%,
  11/1/14, Callable 11/1/10 @
  105                                                        50,000       45,500
iPCS, Inc., 8.16%, 5/1/14,
  Callable 5/1/08 @ 102 (a)                                 100,000       86,500
Level 3 Financing, Inc.,
  9.25%, 11/1/14, Callable
  11/1/10 @ 105                                              50,000       43,000
MetroPCS Wireless, Inc.,
  9.25%, 11/1/14, Callable
  11/1/10 @ 105                                             100,000       92,000
Nordic Telephone Co.,
  Holdings, 8.88%, 5/1/16,
  Callable 5/1/11 @ 104 (b)                                  50,000       50,750
NTL Cable plc, 9.13%, 8/15/16,
  Callable 8/15/11 @ 105                                    125,000      113,125
PAETEC Holding Corp., 9.50%,
  7/15/15, Callable 7/15/11 @
  105 (b)                                                    50,000       46,625
Panamsat Corp., 9.00%,
  6/15/16, Callable 6/15/11 @
  105                                                        50,000       49,625
Qwest Corp., 5.63%, 11/15/08                                150,000      149,250
Radio One, Inc., 6.38%,
  2/15/13, Callable 2/15/09 @
  103                                                        50,000       39,312
Suncom Wireless Holdings,
  Inc., 8.50%, 6/1/13,
  Callable 6/1/08 @ 104                                     150,000      154,500
West Corp., 11.00%, 10/15/16,
  Callable 10/15/11 @ 106                                    25,000       22,750
Wind Acquisition Financial SA,
  10.75%, 12/1/15, Callable
  12/1/10 @ 105 (b)                                         100,000      106,000
Windstream Corp., 8.63%,
  8/1/16, Callable 8/1/11 @
  104                                                        25,000       25,875
                                                                      ----------
                                                                       1,230,987
                                                                      ----------
TOBACCO - 0.2%
Alliance One International,
  Inc., 8.50%, 5/15/12                                       25,000       23,250
                                                                      ----------
                                                                          23,250
                                                                      ----------
TRANSPORTATION - 1.1%
Bristow Group, Inc., 7.50%,
  9/15/17, Callable 9/15/12 @
  104 (b)                                                    50,000       50,500
Greenbrier Cos., Inc., 8.38%,
  5/15/15, Callable 5/15/10 @
  104                                                        50,000       45,375
Navios Maritime Holdings,
  Inc., 9.50%, 12/15/14,
  Callable 12/15/10 @ 105                                    30,000       28,800

Saint Acquisition Corp.,
  12.62%, 5/15/15, Callable
  5/15/09 @ 102 (a)(b)                                       50,000       19,000
                                                                      ----------
                                                                         143,675
                                                                      ----------
WASTE DISPOSAL - 1.1%
Allied Waste North America,
  Inc., 7.38%, 4/15/14,
  Callable 4/15/09 @ 104                                    100,000       96,750
Waste Services, Inc., 9.50%,
  4/15/14, Callable 4/15/09 @
  105                                                        50,000       46,500
                                                                      ----------
                                                                         143,250
                                                                      ----------

TOTAL CORPORATE OBLIGATIONS
(COST $13,965,538)                                                    12,896,701
                                                                      ----------
INVESTMENT COMPANY - 2.3%
Northern Institutional
  Diversified Asset Portfolio,
  Shares class, 3.50%(d)                                    309,937      309,937
                                                                      ----------

TOTAL INVESTMENT COMPANY
(COST $309,937)                                                          309,937
                                                                      ----------
TOTAL INVESTMENTS (COST $14,275,475) -- 98.3%                         13,206,638
                                                                      ==========

-------------
        Percentages indicated are based on net assets of $13,439,444.
(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)     Non-Income Producing; Defaulted Bond.
(d) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
LLC     Limited Liability Co.
LP      Limited Partnership
PLC     Public Limited Co.


See notes to schedules of portfolio investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)    VALUE ($)
                                                         ----------   ----------

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 32.4%
Federal Home Loan Mortgage Corp. - 6.2%
  Pool #1B2655, 6.18%, 12/1/34 (a)                          131,484      132,637
  Pool #1J1313, 6.40%, 6/1/36 (a)                           255,758      262,578
  Pool #847557, 6.28%, 7/1/34 (a)                           141,482      144,232
  Pool #G02981, 6.00%, 6/1/37                               185,134      189,842
  Pool #G12317, 5.50%, 8/1/21                               179,640      183,873
                                                                      ----------
                                                                         913,162
                                                                      ----------
Federal National Mortgage Association - 20.7%
  Pool #781922, 5.00%, 2/1/21                               366,420      371,464
  Pool #922090, 5.91%, 3/1/37 (a)                           314,476      323,333
  TBA February
    6.50%, 2/1/36                                           850,000      882,140
    5.50%, 2/15/37                                          700,000      709,188
    6.00%, 2/15/37                                          750,000      769,454
                                                                      ----------
                                                                       3,055,579
                                                                      ----------
Government National Mortgage Association - 1.0%

  6.00%, 2/15/37                                            150,000      154,875
                                                                      ----------
                                                                         154,875
                                                                      ----------

U.S. Treasury Notes - 4.5%
  3.38%, 11/30/12                                           200,000      205,000
  3.63%, 12/31/12                                            45,000       46,677
  4.75%, 8/15/17                                            140,000      152,403
  4.25%, 11/15/17                                           255,000      267,790
                                                                      ----------
                                                                         671,870
                                                                      ----------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(COST $4,736,370)                                                      4,795,486
                                                                      ----------
CORPORATE OBLIGATIONS - 31.5%
AUTO MANUFACTURERS - 0.5%
General Motors, 8.25%, 7/15/23                              100,000       80,000
                                                                      ----------
                                                                          80,000
                                                                      ----------
BANKING - 1.4%
Washington Mutual Bank NV, 5.39%,
  9/17/12 (a)                                                75,000       63,219
Washington Mutual Bank NV, 5.08%,
  2/4/11 (a)                                                 50,000       45,517
American Express Centurion Bank,
  5.95%, 6/12/17                                            100,000      101,482
                                                                      ----------
                                                                         210,218
                                                                      ----------
BUILDING & CONSTRUCTION PRODUCTS - 1.3%
Martin Marietta Materials, Inc.,
  5.13%, 4/30/10 (a)                                        100,000       99,005
Masco Corp., 5.43%, 3/12/10 (a)                             100,000       95,800
                                                                      ----------
                                                                         194,805
                                                                      ----------
COMPUTERS - 1.1%
IBM Corp., 5.70%, 9/14/17                                   150,000      157,574
                                                                      ----------
                                                                         157,574
                                                                      ----------
ELECTRIC - 5.5%
MidAmerican Energy Co., 5.95%,
  7/15/17                                                   450,000      474,713
Puget Sound Energy, Inc., 6.97%,
  6/1/67, Callable 6/1/17 @ 100                             100,000       92,749
Progress Energy, Inc., 5.28%,
  11/14/08, Callable 2/14/08 @
  100 (a)                                                   250,000      249,779
                                                                      ----------
                                                                         817,241
                                                                      ----------
FINANCE - 3.1%
Ford Motor Credit Co., LLC, 9.75%,
  9/15/10                                                   300,000      289,765
Ford Motor Credit Co., LLC, 7.25%,
  10/25/11                                                   25,000       22,196
XTRA Finance Corp., 5.15%, 4/1/17                           150,000      153,453
                                                                      ----------
                                                                         465,414
                                                                      ----------
HOSPITALS - 0.6%
HCA, Inc., 5.75%, 3/15/14                                   100,000       84,500
                                                                      ----------
                                                                          84,500
                                                                      ----------
MEDIA - 3.7%
Time Warner Cable, Inc., 5.85%,
  5/1/17                                                    150,000      150,133
Time Warner Entertainment, 8.88%,
  10/1/12                                                   350,000      397,021
                                                                      ----------
                                                                         547,154
                                                                      ----------
MEDICAL - 1.1%
AstraZeneca plc, 5.90%, 9/15/17                             150,000      158,831
                                                                      ----------
                                                                         158,831
                                                                      ----------
OFFICE EQUIPMENT & SERVICES - 0.7%
Xerox Corp., 5.72%, 12/18/09 (a)                            100,000       97,860
                                                                      ----------
                                                                          97,860
                                                                      ----------
RETAIL - 3.6%
Federated Retail Holdings, Inc.,
  5.90%, 12/1/16                                            150,000      139,818
Home Depot, Inc., 5.25%, 12/16/13                           400,000      390,933
                                                                      ----------
                                                                         530,751
                                                                      ----------
TELECOMMUNICATIONS - 1.9%
Verizon Pennsylvania, Inc., 5.65%,
  11/15/11                                                  275,000      285,302
                                                                      ----------
                                                                         285,302
                                                                      ----------
TRANSPORTATION - 7.0%
American Airlines, Inc., 6.98%,
  4/1/11                                                     77,970       77,190
American Airlines, Inc., 7.86%,
  10/1/11                                                   200,000      206,000
Burlington Northern Santa Fe
  Railway Co., 4.83%, 1/15/23                               230,919      226,099
Union Pacific Corp., 5.75%,
  11/15/17                                                  150,000      151,212
Union Pacific Railroad, 5.08%,
  1/2/29                                                    298,680      286,010

Continental Airlines, Inc., 5.98%,
  4/19/22                                                   100,000       91,347
                                                                      ----------
                                                                       1,037,858
                                                                      ----------

TOTAL CORPORATE OBLIGATIONS
(COST $4,663,877)                                                      4,667,508
                                                                      ----------
ASSET BACKED SECURITIES - 6.9%
Americredit Automobile Receivables
  Trust, Series 2005-CF, Class
  A3, 4.47%, 5/6/10 (b)                                      77,313       77,507
Asset Backed Funding Certificates,
  Series 2003-AHL1, Class A1,
  3.68%, 3/25/33                                            210,318      210,789
Cairn Mezzanine plc, Series
  2007-3A, Class B1, 5.79%,
  8/13/47 (a)(c)                                            145,000       21,750
Citigroup Mortgage Loan Trust,
  Inc., Series 2005-WF2, Class
  AF2, 4.92%, 8/25/35                                           607          606
Countrywide Asset-Backed
  Certificates, Series 2006-S4,
  Class A3, 5.80%, 7/25/34                                  210,000      172,329
GE Business Loan Trust, Series
  2006-2A, Class A, 4.42%,
  11/15/34 (a)(b)(c)                                        247,200      234,331
GMAC Mortgage Corp., Loan Trust,
  Series 2006-HE3, Class A3,
  5.81%, 10/25/36                                           170,000      122,078
Preferred Term Securities XXII
  Ltd., 5.33%, 9/22/36, Callable
  6/22/11 @ 100 (a)(b)(c)                                   198,644      189,804
                                                                      ----------

TOTAL ASSET BACKED SECURITIES
(COST $1,250,837)                                                      1,029,194
                                                                      ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
Banc of America Mortgage
  Securities, Series 2005-D,
  Class 2A4, 4.78%, 5/25/35 (a)                             200,000      202,339
Deutsche Mortgage Securities,
  Inc., Series 2006-WF1, Class
  1A1, 5.08%, 6/26/35 (a)(c)                                166,771      166,692
Freddie Mac, Series 2988, Class
  AF, 4.54%, 6/15/35 (a)(b)                                 164,630      161,974
Freddie Mac, Series 3212, Class
  BK, 5.40%, 9/15/36                                        150,000      151,082
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR, Class
  2A3, 5.52%, 3/25/36 (a)                                   261,638      248,411
Residential Accredit Loans, Inc.,
  Series 2007-QS1, Class 2A8,
  3.68%, 1/25/37 (a)(b)(c)                                  349,164      341,627
Residential Accredit Loans, Inc.,
  Series 2007-QS2, Class A4,
  6.25%, 1/25/37                                            164,312      165,410
Residential Asset Securitization
  Trust, Series 2003-A15, Class
  1A2, 3.83%, 2/25/34 (a)(b)                                247,503      243,255
                                                                      ----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,698,202)                                                      1,680,790
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 18.7%
Banc of America Commercial
  Mortgage, Inc., Series 2006-4,
  Class A4, 5.63%, 7/10/46                                  230,000      230,773
Bear Stearns Commercial Mortgage
  Securities, Inc., Series
  2006-T24, Class A4, 5.43%,
  10/12/41                                                  200,000      199,375
Bear Stearns Commercial Mortgage
  Securities, Inc., Series
  2007-T28, Class AJ, 6.18%,
  9/11/42 (a)                                                80,000       73,613
Citigroup Commercial Mortgage
  Trust, Series 2006-C4, Class
  A3, 5.91%, 3/15/49 (a)                                    240,000      243,817
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, Series
  2007-CD4, Class A2B, 5.21%,
  12/11/49                                                  200,000      198,453
Commercial Mortgage Pass - Through
  Certificate, Series 2005-FL11,
  Class A1, 4.39%, 11/15/17
  (a)(b)(c)                                                   9,819        9,547
Commercial Mortgage Pass - Through
  Certificate, Series 2006-FL12,
  Class A2, 4.34%, 12/15/20
  (a)(b)(c)                                                 250,526      244,217
Commercial Mortgage Pass - Through
  Certificate, Series 2005-LP5,
  Class AJ, 5.05%, 5/10/43                                  200,000      176,237
CWCapital Cobalt, Series 2007-C3,
  Class AJ, 6.02%, 5/15/46 (a)                              160,000      145,777
GS Mortgage Securities Corp. II,
  Series 2006-GG8, Class AJ,
  5.62%, 11/10/39                                           180,000      163,090
GS Mortgage Securities Corp. II,
  Series 2007-GG10, Class AJ,
  5.99%, 8/10/45 (a)                                        210,000      191,627
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Series 2007-CB20, Class AJ,
  6.30%, 2/12/51 (a)                                        190,000      176,715
LB-UBS Commercial Mortgage Trust,
  Series 2007-C6, Class AM,
  6.11%, 7/15/40 (a)                                        180,000      175,246
Morgan Stanley Capital I, Series
  2006-HQ10, Class A4, 5.33%,
  11/12/41                                                  180,000      176,674
Morgan Stanley Capital I, Series
  2007-IQ14, Class A2, 5.61%,
  4/15/49                                                   220,000      220,716

Washington Mutual Commercial
  Mortgage Securities Trust,
  Series 2006-SL1, Class A,
  5.42%, 11/23/43 (a)(c)                                    146,749      140,152
                                                                      ----------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $2,860,954)                                                      2,766,029
                                                                      ----------
FOREIGN BONDS - 5.1%
ICELAND - 1.4%
Kaupthing Bank, 4.96%, 1/15/10
  (a)(c)                                                    225,000      207,798
                                                                      ----------
                                                                         207,798
                                                                      ----------
NETHERLANDS - 1.1%
Shell International Finance BV,
  5.20%, 3/22/17                                            150,000      156,799
                                                                      ----------
                                                                         156,799
                                                                      ----------
SOUTH KOREA - 1.7%
Citibank Korea, Inc., 4.68%,
  6/18/13, Callable 6/18/08 @ 100
  (a)                                                       250,000      250,978
                                                                      ----------
                                                                         250,978
                                                                      ----------
UNITED KINGDOM - 0.9%
Barclays Bank plc, 5.93%, 12/31/49
  (c)                                                       150,000      139,617
                                                                      ----------
                                                                         139,617
                                                                      ----------

TOTAL FOREIGN BONDS
(COST $773,383)                                                          755,192
                                                                      ----------
INVESTMENT COMPANY - 9.2%
Northern Institutional Diversified
  Asset Portfolio, Shares class, 3.50% (d)                1,364,259    1,364,259
                                                                      ----------

TOTAL INVESTMENT COMPANY
(COST $1,364,259)                                                      1,364,259
                                                                      ----------
TOTAL INVESTMENTS (COST $17,347,882) -- 115.2%                        17,058,458
                                                                      ==========

-------------
        Percentages indicated are based on net assets of $14,807,896.
(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)     Security held as collateral for to be announced securities.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
LLC     Limited Liability Co.
PLC     Public Limited Co.
TBA Security was traded on a "to be announced" basis. Represents 15.94% of net assets.


See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                            SHARES      VALUE($)
                                                           --------   ----------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 6.9%
General Dynamics Corp.                                       28,200    2,381,772
Raytheon Co.                                                 10,400      677,456
The Boeing Co.                                               10,350      860,913
United Technologies Corp.                                    20,750    1,523,257
                                                                      ----------
                                                                       5,443,398
                                                                      ----------
BIOTECHNOLOGY - 4.0%
Gilead Sciences, Inc. (a)                                    68,900    3,148,041
                                                                      ----------
                                                                       3,148,041
                                                                      ----------
BUSINESS SERVICES - 1.1%
Fluor Corp.                                                   7,100      863,857
                                                                      ----------
                                                                         863,857
                                                                      ----------
CASINOS & GAMBLING - 1.1%
International Game Technology                                19,600      836,332
                                                                      ----------
                                                                         836,332
                                                                      ----------
CHEMICALS - 4.5%
Monsanto Co.                                                 31,700    3,564,348
                                                                      ----------
                                                                       3,564,348
                                                                      ----------
COMPUTER SOFTWARE - 4.8%
Adobe Systems, Inc. (a)                                      73,000    2,549,890
Electronic Arts, Inc. (a)                                    26,350    1,248,200
                                                                      ----------
                                                                       3,798,090
                                                                      ----------
COMPUTERS - 10.3%
Apple, Inc. (a)                                              21,100    2,856,096
Hewlett-Packard Co.                                          61,200    2,677,500
Research In Motion Ltd. (a)                                  28,350    2,661,498
                                                                      ----------
                                                                       8,195,094
                                                                      ----------
CONSUMER PRODUCTS - 5.9%
Colgate-Palmolive Co.                                        46,300    3,565,100
PepsiCo, Inc.                                                15,850    1,080,811
                                                                      ----------
                                                                       4,645,911
                                                                      ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 3.0%
Joy Global, Inc.                                             19,750    1,245,238
Thermo Fisher Scientific, Inc. (a)                           22,800    1,173,972
                                                                      ----------
                                                                       2,419,210
                                                                      ----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.2%
Emerson Electric Co.                                         29,950    1,522,658
Microchip Technology, Inc.                                   31,400    1,001,974
                                                                      ----------
                                                                       2,524,632
                                                                      ----------
FARM MACHINERY & EQUIPMENT - 4.6%
Deere & Co.                                                  42,000    3,685,920
                                                                      ----------
                                                                       3,685,920
                                                                      ----------
FINANCIAL SERVICES - 6.2%
CME Group, Inc.                                               5,175    3,202,807
Goldman Sachs Group, Inc.                                     8,600    1,726,622
                                                                      ----------
                                                                       4,929,429
                                                                      ----------
FOOD & BEVERAGE - 7.1%
McDonald's Corp.                                             14,900      797,895
The Coca-Cola Co.                                            53,200    3,147,844
Wm. Wrigley Jr. Co.                                           7,350      422,110
Yum! Brands, Inc.                                            36,300    1,240,008
                                                                      ----------
                                                                       5,607,857
                                                                      ----------
HEALTH CARE - 2.6%
Baxter International, Inc.                                   21,900    1,330,206
DENTSPLY International, Inc.                                 18,200      751,842
                                                                      ----------
                                                                       2,082,048
                                                                      ----------
HOTELS & LODGING - 1.9%
Las Vegas Sands Corp. (a)                                    17,350    1,521,075
                                                                      ----------
                                                                       1,521,075
                                                                      ----------
INDUSTRIAL MANUFACTURING - 0.7%
The Manitowoc Co., Inc.                                      15,050      573,706
                                                                      ----------
                                                                         573,706
                                                                      ----------
INSURANCE - 2.8%
AFLAC, Inc.                                                  35,600    2,183,348
                                                                      ----------
                                                                       2,183,348
                                                                      ----------
INTERNET RELATED - 3.9%
Google, Inc., Class A (a)                                     5,500    3,103,650
                                                                      ----------
                                                                       3,103,650
                                                                      ----------
OIL & GAS - 5.4%
National-Oilwell Varco, Inc. (a)                              6,000      361,380
Schlumberger Ltd.                                            22,600    1,705,396
Smith International, Inc.                                    40,750    2,209,058
                                                                      ----------
                                                                       4,275,834
                                                                      ----------
PHARMACEUTICALS - 8.4%
Abbott Laboratories                                          54,700    3,079,610
Alcon, Inc. ADR                                               6,950      986,900
Allergan, Inc.                                               15,850    1,064,961
Genentech, Inc. (a)                                          21,929    1,539,197
                                                                      ----------
                                                                       6,670,668
                                                                      ----------
RETAIL - 2.3%
Kohl's Corp. (a)                                             19,400      885,416
Target Corp.                                                 16,900      939,302
                                                                      ----------
                                                                       1,824,718
                                                                      ----------
TELECOMMUNICATIONS - 7.9%
Cisco Systems, Inc. (a)                                     111,700    2,736,650
Nokia Corp. ADR                                              71,000    2,623,450
QUALCOMM, Inc.                                               20,650      875,973
                                                                      ----------
                                                                       6,236,073
                                                                      ----------

TOTAL COMMON STOCKS
(COST $67,098,175)                                                    78,133,239
                                                                      ----------
INVESTMENT COMPANY - 3.0%
Northern Institutional Diversified
   Asset Portfolio, Shares class, 3.50% (b)               2,371,188    2,371,188
                                                                      ----------

TOTAL INVESTMENT COMPANY
(COST $2,371,188)                                                      2,371,188
                                                                      ----------
TOTAL INVESTMENTS (COST $69,469,363) -- 101.6%                        80,504,427
                                                                      ==========

-------------
           Percentages indicated are based on net assets at of $79,202,999.
(a)        Represents non-income producing security.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR        American Depositary Receipt


See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                          SHARES       VALUE($)
                                                         ---------   -----------
COMMON STOCKS - 98.9%
AUSTRALIA - 2.1%
Macquarie Airports                                         579,924     2,043,837
National Australia Bank Ltd.                               112,465     3,549,836
Zinifex Ltd.                                               235,900     2,232,716
                                                                     -----------
                                                                       7,826,389
                                                                     -----------
AUSTRIA - 0.9%
Voestalpine AG                                              51,400     3,169,177
                                                                     -----------
BELGIUM - 1.1%
Fortis                                                     176,832     3,954,667
                                                                     -----------
BRAZIL - 2.0%
Banco Do Brasil SA                                          60,000       998,294
Gerdau SA ADR                                               39,150     1,015,942
Petroleo Brasileiro SA ADR                                  20,700     1,931,517
Unibanco ADR                                                 8,100     1,059,480
Usinas Siderurgicas de Minas Gerais SA                      45,300     2,125,853
                                                                     -----------
                                                                       7,131,086
                                                                     -----------
CANADA - 3.2%
Canadian Imperial Bank of Commerce                          21,000     1,532,427
Gerdau Ameristeel Corp.                                    161,000     1,996,862
HudBay Minerals, Inc.                                       40,600       747,043
Inmet Mining Corp.                                          11,300       830,558
Petro-Canada                                                44,600     2,027,394
Royal Bank of Canada                                        45,400     2,290,805
Teck Cominco Ltd., B Shares                                 64,600     2,109,571
                                                                     -----------
                                                                      11,534,660
                                                                     -----------
CHINA - 0.4%
China Petroleum & Chemical Corp.                           592,000       621,364
China Telecom Corp., Ltd.                                1,264,000       884,540
                                                                     -----------
                                                                       1,505,904
                                                                     -----------
FINLAND - 2.2%
Nokia Oyj                                                  129,400     4,764,184
Stora Enso Oyj, R Shares                                   236,600     3,289,171
                                                                     -----------
                                                                       8,053,355
                                                                     -----------
FRANCE - 11.7%
Air France-KLM                                              28,700       800,563
BNP Paribas SA                                              64,580     6,405,115
Compagnie Generale des
  Establissements Michelin, B
  Shares                                                    39,700     3,830,837
Credit Agricole SA                                         142,779     4,393,200
France Telecom SA                                          107,200     3,780,214
Lagardere S.C.A.                                            34,800     2,556,394
Renault SA                                                  51,500     5,877,251
Sanofi-Aventis                                              68,900     5,617,912
Societe Generale                                            35,385     4,444,207
Total SA                                                    72,900     5,304,843
                                                                     -----------
                                                                      43,010,536
                                                                     -----------
GERMANY - 12.5%
Allianz SE                                                  39,800     7,136,653
BASF AG                                                     63,600     8,314,513
Deutsche Bank AG                                            43,200     4,883,801
Deutsche Lufthansa AG                                      162,600     3,905,118
Deutsche Telekom AG                                        220,300     4,518,538
E.ON AG                                                     38,500     7,125,805
Muenchener
  Rueckversicherungs-Gesellschaft
  AG                                                        27,700     5,002,112
RWE AG                                                      41,300     5,096,817
                                                                     -----------
                                                                      45,983,357
                                                                     -----------
HONG KONG - 0.4%
China Netcom Group Corp., Ltd.                             462,000     1,419,510
                                                                     -----------
INDIA - 0.5%
State Bank of India GDR                                     17,600     1,980,000
                                                                     -----------
ITALY - 3.5%
Buzzi Unicem SpA                                            85,600     2,025,236
ENI SpA                                                    189,900     6,139,123
Fondiaria-SAI SpA                                           60,800     2,505,367
Fondiaria-SAI SpA-RNC                                       18,700       525,886
Italcementi SpA                                             83,800     1,669,100
                                                                     -----------
                                                                      12,864,712
                                                                     -----------
JAPAN - 23.3%
Alps Electric Co., Ltd.                                     55,000       632,357
Canon, Inc.                                                 32,250     1,367,369
EDION Corp.                                                 67,800       767,135
FUJITSU Ltd.                                               573,000     3,744,690
Hitachi Ltd.                                               170,000     1,271,043
Honda Motor Co., Ltd.                                       99,000     3,061,881
Isuzu Motors Ltd.                                          570,000     2,443,416
JFE Holdings, Inc.                                         101,600     4,740,281
Kyushu Electric Power Co., Inc.                            101,300     2,562,466
Mitsubishi Chemical Holdings Corp.                         303,000     2,206,099
Mitsubishi Corp.                                           129,000     3,418,879
Mitsubishi UFJ Financial Group,
  Inc.                                                     645,000     6,393,796
Mitsui & Co., Ltd.                                         209,000     4,258,315
Mitsui Chemicals, Inc.                                     417,000     2,790,936
Mitsui O.S.K. Lines Ltd.                                   327,000     4,014,847
NAMCO BANDAI  Holdings, Inc.                               123,800     1,738,560
Nippon Mining Holdings, Inc.                               360,000     2,133,959
Nippon Steel Corp.                                         329,000     2,000,263
Nippon Telegraph & Telephone Corp.                             881     4,193,372
Nippon Yusen Kabushiki Kaisha                              152,000     1,244,974
Nissan Motor Co., Ltd.                                     534,700     4,994,769
ORIX Corp.                                                  21,300     3,678,755
Sharp Corp.                                                261,000     4,546,885
Sony Corp.                                                  12,510       591,067
Sumitomo Mitsui Financial Group,
  Inc.                                                         731     5,867,588
The Tokyo Electric Power Co., Inc.                         165,200     4,285,246
Toshiba Corp.                                              543,000     3,711,238
Toyota Motor Corp.                                          56,700     3,070,231
                                                                     -----------
                                                                      85,730,417
                                                                     -----------
LUXEMBOURG - 1.5%
ArcelorMittal                                               85,252     5,656,799
                                                                     -----------
NETHERLANDS - 3.6%
Corporate Express NV                                       107,400       623,112
ING Groep NV                                               216,068     7,038,981
Koninklijke Ahold NV (a)                                   266,720     3,494,837

Wolters Kluwer NV                                           70,200     2,011,983
                                                                     -----------
                                                                      13,168,913
                                                                     -----------
NORWAY - 1.0%
StatoilHydro ASA                                           132,400     3,487,826
                                                                     -----------
SINGAPORE - 0.3%
Neptune Orient Lines Ltd.                                  427,000       991,530
                                                                     -----------
SOUTH AFRICA - 0.5%
Sanlam Ltd.                                                554,040     1,463,060
Standard Bank Group Ltd.                                    34,900       427,730
                                                                     -----------
                                                                       1,890,790
                                                                     -----------
SOUTH KOREA - 1.7%
Honam Petrochemical Corp. (a)                                8,100       765,621
Hynix Semiconductor, Inc. (a)                               24,700       691,776
Hyundai Motors Co., Ltd., Second
  Preferred                                                 15,950       536,207
Industrial Bank of Korea GDR (a)                            88,300     1,589,400
Kookmin Bank ADR (a)                                        14,600       970,900
POSCO ADR                                                   11,400     1,545,384
                                                                     -----------
                                                                       6,099,288
                                                                     -----------
SPAIN - 1.0%
Repsol YPF SA                                              118,600     3,792,564
                                                                     -----------
SWEDEN - 1.4%
Electrolux AB, B Shares                                    118,500     1,864,612
Svenska Cellusoa AB (SCA), B
  Shares                                                   134,400     2,160,778
Volvo AB, B Shares                                          86,500     1,171,281
                                                                     -----------
                                                                       5,196,671
                                                                     -----------
SWITZERLAND - 1.6%
Credit Suisse Group                                         81,100     4,618,910
Novartis AG                                                 24,830     1,258,319
                                                                     -----------
                                                                       5,877,229
                                                                     -----------
TAIWAN - 1.0%
China Steel Corp. GDR                                       38,878     1,098,303
Gigabyte Technology Co., Ltd.                               11,112         6,063
Siliconware Precision Industries
  Co.                                                      707,691     1,105,795
Taiwan Semiconductor Manufacturing
  Co., Ltd.                                                508,398       952,899
United Microelectronics Corp.                            1,094,551       590,646
                                                                     -----------
                                                                       3,753,706
                                                                     -----------
THAILAND - 0.3%
PTT Public Co., Ltd.                                       121,400     1,217,132
                                                                     -----------
UNITED KINGDOM - 21.2%
Associated British Foods plc                               199,300     3,456,155
AstraZeneca plc                                             44,900     1,885,430
Aviva plc                                                  352,191     4,417,862
BAE Systems plc                                            485,500     4,522,213
Barclays plc                                               457,700     4,320,008
BP plc                                                     125,000     1,332,090
British American Tobacco plc                               111,100     3,979,413
British Energy Group plc                                   277,000     2,880,246
GlaxoSmithKline plc                                        259,600     6,151,902
HBOS plc                                                   373,041     5,197,350
Home Retail Group plc                                      358,100     2,029,408
ITV plc                                                    879,270     1,268,025
Kazakhmys plc                                              143,300     3,493,100
Punch Taverns plc                                           91,000     1,274,319
Royal & Sun Alliance Insurance
  Group plc                                                776,127     2,105,053
Royal Bank of Scotland Group plc                           635,724     4,900,518
Royal Dutch Shell plc, B Shares                             45,973     1,597,413
Royal Dutch Shell plc, A Shares                            232,387     8,310,491
Taylor Wimpey plc                                          468,220     1,692,746
Vodafone Group plc                                       2,624,658     9,180,636
Xstrata plc                                                 51,700     3,980,059
                                                                     -----------
                                                                      77,974,437
                                                                     -----------

TOTAL COMMON STOCKS
(COST $325,721,680)                                                  363,270,655
                                                                     -----------
INVESTMENT COMPANY - 0.4%
Northern Institutional Diversified
  Asset Portfolio, Shares class, 3.50% (b)               1,597,008     1,597,008
                                                                     -----------

TOTAL INVESTMENT COMPANY
(COST $1,597,008)                                                      1,597,008
                                                                     -----------
TOTAL INVESTMENTS (COST $327,318,688) -- 99.3%                       364,867,663
                                                                     ===========

-------------
           Percentages indicated are based on net assets of $367,327,183.
(a)        Represents non-income producing security.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR        American Depositary Receipt
GDR        Global Depositary Receipt
PLC        Public Limited Co.


See notes to schedules of portfolio investments.

SCHEDULE PORTFOLIO INVESTMENTS - JANUARY 31, 2008

INDUSTRY                                                  PERCENT OF NET ASSETS
--------                                                  ---------------------
Aerospace & Defense                                                 1.2%
Automotive                                                          8.5%
Banking & Financial Services                                       20.2%
Broadcasting                                                        0.3%
Building & Construction                                             2.1%
Cash & Cash Equivalents                                             0.4%
Chemicals                                                           3.8%
Computer Related                                                    0.0%
Distribution/Wholesale                                              0.2%
Drugs - Medical                                                     4.1%
Electrical                                                          7.6%
Electronic Components & Semiconductors                              3.3%
Food & Beverage                                                     0.9%
Import/Export                                                       1.2%
Insurance                                                           6.3%
Manufacturing                                                       3.8%
Metals & Mining                                                     8.5%
Oil & Gas                                                          10.3%
Paper & Related Products                                            0.9%
Publishing                                                          1.2%
Retail                                                              2.1%
Telecommunications                                                  7.8%
Tobacco                                                             1.1%
Transportation Services                                             3.5%
                                                              ---------
Total Investments                                                  99.3%
                                                              =========

HSBC INVESTOR OPPORTUNITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                          SHARES       VALUE($)
                                                         ---------   -----------
COMMON STOCKS - 99.1%
AEROSPACE & DEFENSE - 2.3%
Empresa Brasileira de Aeronautica
   S.A. (Embraer) ADR                                       57,100     2,478,140
Esterline Technologies Corp. (a)                            38,900     1,812,351
                                                                     -----------
                                                                       4,290,491
                                                                     -----------
BIOTECHNOLOGY - 1.8%
Invitrogen Corp. (a)                                        39,600     3,392,532
                                                                     -----------
                                                                       3,392,532
                                                                     -----------
COMPUTER SOFTWARE - 10.9%
ACI Worldwide, Inc. (a)                                    158,100     2,355,690
BMC Software, Inc. (a)                                     113,500     3,636,540
Brocade Communications Systems,
   Inc. (a)                                                390,100     2,687,789
F5 Networks, Inc. (a)                                      139,800     3,289,494
Nuance Communications, Inc. (a)                            251,500     3,996,335
Red Hat, Inc. (a)                                          136,400     2,547,952
Satyam Computer Services Ltd. ADR                           70,900     1,726,415
                                                                     -----------
                                                                      20,240,215
                                                                     -----------
CONSUMER PRODUCTS - 4.9%
Church & Dwight Co., Inc.                                   74,700     3,975,534
Crown Holdings, Inc. (a)                                    94,100     2,307,332
Jarden Corp. (a)                                           112,800     2,824,512
                                                                     -----------
                                                                       9,107,378
                                                                     -----------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.1%
Actuant Corp., Class A                                     132,900     3,632,157
AMETEK, Inc.                                                89,900     3,959,196
                                                                     -----------
                                                                       7,591,353
                                                                     -----------
EDUCATION - 2.0%
Corinthian Colleges, Inc. (a)                              117,829       995,655
DeVry, Inc.                                                 50,300     2,776,057
                                                                     -----------
                                                                       3,771,712
                                                                     -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.9%
Atmel Corp. (a)                                            332,200     1,049,752
ATMI, Inc. (a)                                              61,000     1,604,300
Silicon Laboratories, Inc. (a)                              72,400     2,261,776
Thomas & Betts Corp. (a)                                    50,300     2,276,075
                                                                     -----------
                                                                       7,191,903
                                                                     -----------
FINANCIAL SERVICES - 4.3%
Affiliated Managers Group, Inc. (a)                         36,600     3,598,146
MF Global Ltd. (a)                                         147,100     4,420,355
                                                                     -----------
                                                                       8,018,501
                                                                     -----------
HEALTH CARE - 12.4%
Gen-Probe, Inc. (a)                                         67,800     3,874,770
Pediatrix Medical Group, Inc. (a)                           51,100     3,479,399
ResMed, Inc. (a)                                            75,400     3,512,132
Respironics, Inc. (a)                                      115,800     7,586,058
Ventana Medical Systems, Inc. (a)                           39,600     3,526,380
Volcano Corp. (a)                                           97,500     1,067,625
                                                                     -----------
                                                                      23,046,364
                                                                     -----------
INDUSTRIAL MANUFACTURING - 8.3%
Gardner Denver, Inc. (a)                                    93,700     3,039,628
IDEX Corp.                                                 121,200     3,785,076
Manitowoc Co., Inc.                                         90,300     3,442,236
Oshkosh Corp.                                               43,400     1,985,984
WESCO International, Inc. (a)                               74,700     3,155,328
                                                                     -----------
                                                                      15,408,252
                                                                     -----------
MEDIA - 3.2%
DreamWorks Animation SKG, Inc. (a)                          89,900     2,198,055
Meredith Corp.                                              82,300     3,867,277
                                                                     -----------
                                                                       6,065,332
                                                                     -----------
OIL & GAS - 16.9%
Chesapeake Energy Corp.                                     86,900     3,235,287
Consol Energy, Inc.                                         64,000     4,672,000
Denbury Resources, Inc. (a)                                169,200     4,280,760
Exterran Holdings, Inc. (a)                                 37,300     2,433,452
Grant Prideco, Inc. (a)                                    102,100     5,082,538
Massey Energy Co.                                          112,000     4,164,160
Range Resources Corp.                                       70,900     3,702,398
Smith International, Inc.                                   71,600     3,881,436
                                                                     -----------
                                                                      31,452,031
                                                                     -----------
PHARMACEUTICALS - 13.3%
Alexion Pharmaceuticals, Inc. (a)                           54,650     3,569,738
Elan Corp. plc ADR (a)                                     397,800    10,108,098
OSI Pharmaceuticals, Inc. (a)                              129,500     5,164,460
Pharmion Corp. (a)                                          78,500     5,412,575
Santarus, Inc. (a)                                         244,600       545,458
                                                                     -----------
                                                                      24,800,329
                                                                     -----------
RETAIL - 5.6%
Dick's Sporting Goods, Inc. (a)                             68,600     2,232,930
PetSmart, Inc.                                             141,700     3,240,679
Rite Aid Corp. (a)                                         501,300     1,483,848
Urban Outfitters, Inc. (a)                                 122,700     3,558,300
                                                                     -----------
                                                                      10,515,757
                                                                     -----------
TELECOMMUNICATIONS - 3.8%
Comverse Technology, Inc. (a)                               99,800     1,631,730
NeuStar, Inc. (a)                                           83,800     2,489,698
Polycom, Inc. (a)                                          120,400     3,040,100
                                                                     -----------
                                                                       7,161,528
                                                                     -----------
TRANSPORTATION - 1.4%
Aircastle Ltd.                                             110,500     2,716,090
                                                                     -----------
                                                                       2,716,090
                                                                     -----------

TOTAL COMMON STOCKS
(COST $170,713,684)                                                  184,769,768
                                                                     -----------
INVESTMENT COMPANY - 1.9%
Northern Institutional Government
   Select Portfolio, Shares class, 3.30% (b)             3,496,789     3,496,789
                                                                     -----------

TOTAL INVESTMENT COMPANY
(COST $3,496,789)                                                      3,496,789
                                                                     -----------
TOTAL INVESTMENTS (COST $174,210,473) -- 101.0%                      188,266,557
                                                                     ===========

-------------
           Percentages indicated are based on net assets of $186,396,426.
(a)        Represents non-income producing security.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR        American Depositary Receipt
PLC        Public Limited Co.


See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                           SHARES      VALUE($)
                                                          ---------   ----------
COMMON STOCKS - 93.9%
AEROSPACE & DEFENSE - 4.4%
Lockheed Martin Corp.                                        12,500    1,349,000
Raytheon Co.                                                 28,300    1,843,462
                                                                      ----------
                                                                       3,192,462
                                                                      ----------
BANKING - 4.1%
Bank of America Corp.                                        29,100    1,290,585
Wells Fargo & Co.                                            50,700    1,724,307
                                                                      ----------
                                                                       3,014,892
                                                                      ----------
BUSINESS SERVICES - 3.6%
Pitney Bowes, Inc.                                           71,600    2,627,720
                                                                      ----------
                                                                       2,627,720
                                                                      ----------
COMPUTER SOFTWARE - 7.0%
CA, Inc.                                                    135,600    2,987,268
Microsoft Corp.                                              64,500    2,102,700
                                                                      ----------
                                                                       5,089,968
                                                                      ----------
CONGLOMERATES - 3.4%
Loews Corp.                                                  52,600    2,455,894
                                                                      ----------
                                                                       2,455,894
                                                                      ----------
CONSUMER PRODUCTS - 7.4%
Altria Group, Inc.                                           30,800    2,335,256
Kimberly-Clark Corp.                                         27,500    1,805,375
Kraft Foods, Inc.                                            25,069      733,519
Tyson Foods, Inc., Class A                                   35,600      507,300
                                                                      ----------
                                                                       5,381,450
                                                                      ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 2.8%
Illinois Tool Works, Inc.                                    15,700      791,280
Ingersoll-Rand Co., Class A                                  32,400    1,280,448
                                                                      ----------
                                                                       2,071,728
                                                                      ----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 0.8%
Agilent Technologies, Inc. (a)                               17,464      592,204
                                                                      ----------
                                                                         592,204
                                                                      ----------
FINANCIAL SERVICES - 8.1%
Citigroup, Inc.                                              44,707    1,261,632
Fannie Mae                                                   56,000    1,896,160
Freddie Mac                                                  29,000      881,310
JP Morgan Chase & Co.                                        39,950    1,899,622
                                                                      ----------
                                                                       5,938,724
                                                                      ----------
INSURANCE - 11.5%
Aetna, Inc.                                                  16,700      889,442
Aon Corp.                                                    36,800    1,601,536
Genworth Financial, Inc., Class A                            93,500    2,275,790
MGIC Investment Corp.                                        18,400      340,400
Radian Group, Inc.                                           32,100      293,394
The Hartford Financial Services
  Group, Inc.                                                37,300    3,012,721
                                                                      ----------
                                                                       8,413,283
                                                                      ----------
MEDIA - 9.7%
CBS Corp., Class B                                           34,350      865,277
Clear Channel Communications, Inc.                           22,700      697,117
Comcast Corp., Class A (a)                                   85,850    1,544,441
Liberty Media Corp. Interactive,
  Class A (a)                                                37,087      590,054
Viacom, Inc., Class B (a)                                    87,000    3,372,120
                                                                      ----------
                                                                       7,069,009
                                                                      ----------
METALS & MINING - 5.4%
Barrick Gold Corp.                                           63,000    3,243,870
United States Steel Corp.                                     7,300      745,403
                                                                      ----------
                                                                       3,989,273
                                                                      ----------
OIL & GAS - 10.6%
Apache Corp.                                                 31,400    2,996,816
ConocoPhillips                                                9,571      768,743
Hess Corp.                                                   13,600    1,235,288
Noble Energy, Inc.                                           38,300    2,779,814
                                                                      ----------
                                                                       7,780,661
                                                                      ----------
PAPER & RELATED PRODUCTS - 1.5%
International Paper Co.                                      34,100    1,099,725
                                                                      ----------
                                                                       1,099,725
                                                                      ----------
PHARMACEUTICALS - 4.4%
Amgen, Inc. (a)                                              36,100    1,681,899
Sanofi-Aventis ADR                                           38,500    1,574,265
                                                                      ----------
                                                                       3,256,164
                                                                      ----------
TELECOMMUNICATIONS - 6.6%
AT&T, Inc.                                                   51,791    1,993,436
Motorola, Inc.                                              202,400    2,333,672
Sprint Nextel Corp.                                          45,600      480,168
                                                                      ----------
                                                                       4,807,276
                                                                      ----------
TRANSPORTATION - 2.6%
Union Pacific Corp.                                          15,300    1,912,959
                                                                      ----------
                                                                       1,912,959
                                                                      ----------

TOTAL COMMON STOCKS
(COST $63,807,559)                                                    68,693,392
                                                                      ----------
INVESTMENT COMPANY - 6.2%
Northern Institutional Government
  Select Portfolio, Shares class,
  3.30% (b)                                               4,490,616    4,490,616
                                                                      ----------

TOTAL INVESTMENT COMPANY
(COST $4,490,616)                                                      4,490,616
                                                                      ----------
TOTAL INVESTMENTS (COST $68,298,175) -- 100.1%                        73,184,008
                                                                      ==========

-------------
           Percentages indicated are based on net assets of $73,139,008.
(a)        Represents non-income producing security.
(b) The rate presented represents the annualized one day yield that was in effect on January 31, 2008.
ADR        American Depositary Receipt


See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)         JANUARY 31, 2008

      1. ORGANIZATION:

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a "Portfolio," collectively the "Portfolios"):

         PORTFOLIO                                                      SHORT NAME
         HSBC Investor Core Plus Fixed Income Portfolio                 Core Plus Fixed Income Portfolio
         HSBC Investor High Yield Fixed Income Portfolio                High Yield Fixed Income Portfolio
         HSBC Investor Intermediate Duration Fixed Income Portfolio     Intermediate Duration Fixed Income Portfolio
         HSBC Investor Growth Portfolio                                 Growth Portfolio
         HSBC Investor International Equity Portfolio                   International Equity Portfolio
         HSBC Investor Opportunity Portfolio                            Opportunity Portfolio
         HSBC Investor Value Portfolio                                  Value Portfolio

The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest their investable assets in the Portfolios. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds. Schedules of Portfolio Investments ("Schedules") for all other funds of the HSBC Investor Family of Funds are published separately.

Under the Portfolio Trust's organizational documents, the Portfolios' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Portfolios. The Portfolios' maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolios expect that risk of loss to be remote.

      2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

SECURITIES VALUATION:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

INVESTMENT TRANSACTIONS:

Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of investments, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

FUTURES CONTRACTS:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Core Plus Fixed Income Portfolio, the High Yield Fixed Income Portfolio, and the Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

RESTRICTED AND ILLIQUID SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At January 31, 2008, the Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.03% of net assets, as follows:

                                          ACQUISITION   ACQUISITION   PRINCIPAL
            SECURITY NAME                    DATE        COST ($)     AMOUNT ($)   VALUE ($)
            -------------                 -----------   -----------   ----------   ---------
FHA Weyerhauser, 7.43%, 1/1/24             3/28/2002         32,060       32,666      32,666

REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

FEDERAL INCOME TAX INFORMATION:

As of January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                            NET UNREALIZED
                                                       TAX UNREALIZED    TAX UNREALIZED      APPRECIATION
FUND NAME                               TAX COST        APPRECIATION       DEPRECIATION     (DEPRECIATION)
---------                            ---------------   ---------------   ----------------   ---------------
Core Plus Fixed Income Portfolio         128,378,067         1,602,252        (2,990,941)        (1,388,689)
High Yield Fixed Income Portfolio         14,275,475            84,925        (1,153,762)        (1,068,837)
Intermediate Duration Fixed Income
  Portfolio                               17,348,087           175,231          (464,860)          (289,629)
Growth Portfolio                          69,582,743        13,219,558        (2,297,874)        10,921,684
International Equity Portfolio           327,606,191        62,659,700       (25,398,228)        37,261,472
Opportunity Portfolio                    174,713,518        28,160,868       (14,607,829)        13,553,039
Value Portfolio                           68,175,423        13,352,595        (8,344,010)         5,008,585

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HSBC Investor Portfolios
            --------------------------------------------------------------------


By (Signature and Title)* /s/ Richard A. Fabietti
                         -------------------------------------------------------
                              Richard A. Fabietti, President

Date  March 25, 2008
    ----------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Richard A. Fabietti
                         -------------------------------------------------------
                              Richard A. Fabietti, President

Date  March 25, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Troy A. Sheets
                         -------------------------------------------------------
                              Troy A. Sheets, Treasurer

Date  March 25, 2008
    ----------------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.